Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
A summary of the components of Accrued liabilities as of December 31, 2021 and December 31, 2020 is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Accrued payroll	$1,490	$1,035
Accrued vacation	3,966	3,308
Accrued bonus	8,773	6,568
Other accrued expenses	9,561	7,508
Total accrued liabilities	$23,790	$18,419